UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (877) 446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Schedule of Investments.

Schedule of Investments January 31, 2012	FMC Select Fund (Unaudited)

	Shares	Value (000)
Common Stock (91.7%)
Banks (6.9%)
US Bancorp	237,000	$6,688
Wells Fargo	241,000	7,040

		13,728

Basic Industry (10.0%)
Danaher	125,000	6,564
Honeywell International	115,000	6,675
United Technologies	84,000	6,581

		19,820

Beverages (3.5%)
Anheuser-Busch InBev ADR	115,000	6,992

Energy (3.6%)
Range Resources	126,000	7,247

Food (7.7%)
Kellogg	133,000	6,586
Nestle ADR	150,000	8,629

		15,215

Health Care (8.7%)
Baxter International	100,000	5,548
Johnson & Johnson	86,100	5,675
St. Jude Medical	145,000	6,048

		17,271

Media (9.5%)
Omnicom Group	189,020	8,621
Viacom, Cl B	220,000	10,349

		18,970

Miscellaneous (14.1%)
Berkshire Hathaway, Cl B*	81,550	6,391
Brookfield Asset Management, Cl A	230,000	7,008
Leucadia National	262,410	7,285
Onex	210,150	7,297

		27,981

Miscellaneous Consumer (4.4%)
Reckitt Benckiser Group(1)	165,000	8,790

Real Estate Investment Trust (3.4%)
General Growth Properties	420,000	6,627
Rouse Properties*	15,753	195

		6,822

Schedule of Investments January 31, 2012	FMC Select Fund (Unaudited)

	Shares/Face Amount (000)	Value (000)
Retail (9.1%)
Autozone*	22,300	$7,758
CVS Caremark	247,500	10,333

		18,091

Technology (10.8%)
Adobe Systems*	213,000	6,592
Apple*	15,540	7,094
International Business Machines	40,000	7,704

		21,390

Total Common Stock (Cost $130,146)		182,317

Residential Mortgage Obligations (0.6%)
Chase Mortgage Finance Corporation, Ser S1, Cl 1A18 5.500%, 05/25/35	$863	789
Countrywide Home Loan Mortgage Pass Through Trust, Ser J9, Cl 2A6 5.500%, 01/25/35	397	367
GSR Mortgage Loan Trust, Ser 6F, Cl A1 3.000%, 09/25/32	13	13

Total Residential Mortgage Obligations (Cost $1,280)		1,169

U.S. Government Mortgage-Backed Obligation (0.0%)
Government National Mortgage Association, Ser 58, Cl VA 5.500%, 10/16/13 (Cost $34)	34	35

Short-Term Investment (4.9%)
Dreyfus Treasury Prime Cash Management Fund, 0.001%(2) (Cost $9,810)	9,810,140	9,810

Total Investments (97.2%) (Cost $141,270)†		$193,331

Percentages are based on Net Assets (in thousands) of $198,945.

*	Non-income producing security.
(1)	Security is traded on a foreign stock exchange.
(2)	The rate shown is the 7-day effective yield as of January 31, 2012.
ADR	— American Depositary Receipt
Cl	— Class
Ser	— Series

†	At January 31, 2012, the tax basis cost of the Fund’s investments (in thousands) was $141,270 and the unrealized appreciation (depreciation) (in thousands) were $52,709 and $(648), respectively.

Schedule of Investments January 31, 2012	FMC Select Fund (Unaudited)

The following table summarizes the valuation of the investments in securities within the fair value hierarchy levels as of January 31, 2012:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$182,317	$—	$—	$182,317
Residential Mortgage Obligations	—	1,169	—	1,169
U.S. Government Mortgage-Backed
Obligation	—	35	—	35
Short-Term Investment	9,810	—	—	9,810

Total	$192,127	$1,204	$—	$193,331

For the period ended January 31, 2012, there were no transfers between Level 1 and Level 2 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-002-1700

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ MICHAEL BEATTIE
Michael Beattie, President

Date: March 29, 2012

By (Signature and Title)	/S/ MICHAEL LAWSON
Michael Lawson, Treasurer, Controller & CFO

Date: March 29, 2012